Organization	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Organization	Organization
GLOBALFOUNDRIES Inc. (“GlobalFoundries”) is an exempted company with limited liability incorporated under the laws of the Cayman Islands. The address of GlobalFoundries’ registered office is P.O. Box 309, Ugland House, Grand Cayman, KY1-1104 Cayman Islands.
GlobalFoundries and its subsidiaries (together referred to as the “Company”, “GF”, ”GFS”, ”we”, “us” or “our”) is one of the world’s largest pure-play semiconductor foundries and offers a full range of mainstream wafer fabrication services and technologies. The Company manufactures a broad range of semiconductor devices, including microprocessors, mobile application processors, baseband processors, network processors, radio frequency modems, microcontrollers and power management units.
GlobalFoundries is a majority owned subsidiary of Mubadala Technology Investments LLC (“Shareholder”) through its subsidiaries, Mubadala Technology Investment Company (“MTIC”) and MTI International Investment Company LLC. Mubadala Technology Investments LLC is a subsidiary of Mamoura Diversified Global Holding PJSC (“MDGH”). Mubadala Investment Company PJSC (“MIC”) is the ultimate parent company. See Note 28. Related Party Disclosures for further discussion of the Company’s related party disclosures.
The consolidated financial statements were authorized by the GlobalFoundries’ Board of Directors on February 26, 2026 to be issued, and subsequent events have been evaluated for their potential effect on the consolidated financial statements through February 27, 2026.